Selected Statement of Operations Data	12 Months Ended
Dec. 31, 2022
Selected Statement of Operations Data [Abstract]
SELECTED STATEMENT OF OPERATIONS DATA

NOTE 9 - SELECTED STATEMENT OF OPERATIONS DATA

a.	Revenues:

1)	The Company’s revenues derive from sale of software products and services in two operating segments. The Company has three product lines: (i) product line “A” - billing and customer care solutions for service providers; (ii) product line “B” - call accounting and call management solutions for enterprises; and (iii) product line “C” – mobile messaging and communication solutions. Product lines “A” and “B” relate to the billing and related services reporting segment and product line “C” relates to the messaging reporting segment.

The following table sets forth the revenues classified by product lines:

	Years Ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0
	U.S. dollars in thousands

Product line “A”	$11,545	$12,069	$11,986
Product line “B”	2,343	2,286	2,642
Product line “C”	7,663	11,976	8,746
	$21,551	$26,331	$23,374

2)	The following table sets forth the geographical revenues classified by geographical location of the customers:

	Years Ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0
	U.S. dollars in thousands

The Americas	$8,536	$9,421	$10,355
Europe	11,382	14,702	11,734
Israel	825	1,366	893
Other	808	842	392
	$21,551	$26,331	$23,374

b.	Financial income, net:

	Years Ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0
	U.S. dollars in thousands
Income:
Interest on bank deposits and short-term investments	$262	$110	$172
Interest on non-current trade receivables	58	-	-
Non-dollar currency gains, net	-	-	147
Income from marketable securities	-	-	83
Realized gain from sale of available-for-sale securities	-	3	-
	320	113	402
Expenses:
Non-dollar currency losses, net	(99)	(8)	-
Interest	(60)	-	-
Unrealized loss from marketable securities	(34)	(1)	-
Realized loss from sale of marketable securities	(11)	-	-
Bank commissions and charges	(23)	(49)	(23)
	(227)	(58)	(23)
	$93	$55	$379

c.	Earnings per ordinary share (“EPS”):

The following table sets forth the computation of the Company’s basic and diluted EPS:

	Years Ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0
	In thousands

Weighted average number of shares issued and outstanding - used in computation of basic EPS	20,099	20,006	19,907
Incremental shares from assumed exercise of options	298	264	231
Weighted average number of shares used in computation of diluted EPS	20,397	20,270	20,138